UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

June 30, 2016

Catalyst Dividend Capture VA Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2016

The Fund’s performance figures* for each of the periods ended June 30, 2016, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Since Inception**
Catalyst Dividend Capture VA Fund	9.13%	7.51%	8.10%	9.26%	6.14%	7.17%
S&P 500 Value Index (a)	6.24%	3.36%	9.65%	11.18%	5.77%	6.83%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s April 30, 2016 prospectus, the total annual operating expense are 1.68% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is October 15, 2001.

(a)	The S&P 500/Citigroup Value Index, is broad, unmanaged-capitalization weighted index which is the successor to the S&P 500/BARRA Value Index, uses a multifactor methodology to score constituents, which are weighted according to market cap and classified as growth, value, or a mix of growth and value. The S&P 500/Citigroup Value Index does not include fees and expenses, and investor may not invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Electric	10.2%
Entertainment	8.7%
Agriculture	8.1%
Banks	6.4%
Retail	5.7%
Telecommunications	5.6%
Insurance	5.3%
Household Products/Wares	4.9%
Software	4.8%
Electrical Components & Equipment	4.7%
Other/Cash & Equivalents	35.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Buying VA Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2016

The Fund’s performance figures* for each of the periods ended June 30, 2016, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Since Inception**
Catalyst Insider Buying VA Fund	1.38%	(8.81)%	3.62%	6.34%	5.54%	7.65%
S&P Mid-Cap 400 Total Return Index(a)	7.93%	1.33%	10.53%	10.55%	8.55%	9.62%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s April 30, 2016 prospectus, the total annual operating expense are 1.69% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is May 2, 2004.

(a)	The “S&P Mid-Cap 400 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Retail	18.5%
Banks	8.9%
Software	7.6%
Insurance	7.5%
Biotechnology	4.6%
Food	4.3%
Household Products/Wares	4.3%
Commercial Services	4.3%
Pharmaceuticals	4.2%
Airlines	3.6%
Other/Cash & Equivalents	32.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	COMMON STOCK - 78.9%
	AEROSPACE/DEFENSE - 2.3%
2,125	Lockheed Martin Corp.	$527,361

	AGRICULTURE - 8.1%
15,050	Altria Group, Inc.	1,037,848
15,500	Reynolds American, Inc.	835,915
		1,873,763
	COMMERCIAL SERVICES - 2.4%
13,225	KAR Auction Services, Inc.	552,012

	COSMETICS/PERSONAL CARE - 4.1%
11,275	Procter & Gamble Co.	954,654

	ELECTRIC - 10.2%
5,275	ALLETE, Inc.	340,923
6,225	Ameren Corp.	333,536
7,525	Avista Corp.	337,120
3,825	Dominion Resources, Inc.	298,082
5,600	Southern Co.	300,328
2,475	WEC Energy Group, Inc.	161,618
13,050	Xcel Energy, Inc.	584,379
		2,355,986
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.7%
20,600	Emerson Electric Co.	1,074,496

	ENTERTAINMENT - 8.7%
16,875	Cedar Fair LP	975,712
18,000	Six Flags Entertainment Corp.	1,043,100
		2,018,812
	ENVIRONMENTAL CONTROL - 4.0%
9,000	Republic Services, Inc.	461,790
7,000	Waste Management, Inc.	463,890
		925,680
	FOOD - 3.6%
8,050	General Mills, Inc.	574,126
5,000	Sysco Corp.	253,700
		827,826
	GAS - 1.1%
6,575	New Jersey Resources Corp.	253,466

	HOME FURNISHINGS - 2.5%
11,125	Leggett & Platt, Inc.	568,599

	HOUSEHOLD PRODUCTS/WARES - 4.9%
6,000	Avery Dennison Corp.	448,500
3,000	Clorox Co.	415,170
1,900	Kimberly-Clark Corp.	261,212
		1,124,882
	MISCELLANEOUS MANUFACTURING - 1.1%
1,500	3M Co.	262,680

	PHARMACEUTICALS - 4.0%
2,100	Johnson & Johnson	254,730
4,350	Merck & Co, Inc.	250,604
11,000	Owens & Minor, Inc.	411,180
		916,514

See Notes which are an integral part of the Fiancial Statements.

CATALYST DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	COMMON STOCK - 78.9% (Continued)
	RETAIL - 5.7%
7,375	McDonald’s Corp.	$887,507
6,300	Target Corp.	439,866
		1,327,373
	SOFTWARE - 4.8%
18,600	Paychex, Inc.	1,106,700

	TELECOMMUNICATIONS - 5.6%
6,100	AT&T, Inc.	263,581
18,400	Verizon Communications, Inc.	1,027,456
		1,291,037
	TRANSPORTATION - 1.1%
2,400	United Parcel Service, Inc.	258,528

	TOTAL COMMON STOCK (Cost - $15,842,312)	18,220,369

	PREFERRED STOCK - 19.2%
	BANKS - 6.4%
10,000	Northern Trust Corp., 5.85%	277,900
21,000	US Bancorp, 6.50%	646,800
20,500	Wells Fargo & Co., 8.00%	569,285
		1,493,985
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
23,000	Raymond James Financial, Inc., 6.90%	607,200

	INSURANCE - 5.3%
11,000	Aegon NV, 8.00%	305,910
12,000	Allstate Corp., 5.10%	323,160
22,624	Axis Capital Holdings Ltd., 6.88%	592,975
		1,222,045
	INVESTMENT COMPANIES - 2.0%
17,500	KKR Financial Holdings LLC, 8.38%	457,625

	REITS - 2.9%
2,000	National Retail Properties, Inc., 6.63%	52,400
14,000	PS Business Parks, Inc., 6.45%	360,500
9,500	Realty Income Corp., 6.63%	249,185
		662,085

	TOTAL PREFERRED STOCK (Cost - $4,372,478)	4,442,940

	SHORT-TERM INVESTMENTS - 2.1%
486,428	Federated Treasury Obligations Fund, Institutional Class, 0.24% *	486,428
	TOTAL SHORT-TERM INVESTMENTS (Cost - $486,428)	486,428

	TOTAL INVESTMENTS - 100.2% (Cost - $20,701,218) (a)	$23,149,737
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(35,598)
	NET ASSETS - 100.0%	$23,114,139

LP - Limited Partnership

LLC - Limited Liability Company

*	Rate shown represents the rate at June 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $20,792,452 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,515,112
Unrealized depreciation:	(157,827)
Net unrealized appreciation:	$2,357,285

See Notes which are an integral part of the Fiancial Statements.

CATALYST INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	COMMON STOCK - 98.8%
	ADVERTISING - 2.0%
31,500	Interpublic Group of Cos., Inc.	$727,650

	AGRICULTURE - 2.2%
11,500	Altria Group, Inc.	793,040

	AIRLINES - 3.6%
17,400	Delta Air Lines, Inc.	633,882
16,400	Southwest Airlines Co.	643,044
		1,276,926
	APPAREL - 1.9%
12,250	NIKE, Inc.	676,200

	BANKS - 8.9%
18,000	Bank of New York Mellon Corp.	699,300
19,000	Citizens Financial Group, Inc.	379,620
45,000	Regions Financial Corp.	382,950
9,500	South State Corp.	646,475
17,000	SunTrust Banks, Inc.	698,360
21,000	Talmer Bancorp, Inc.	402,570
		3,209,275
	BEVERAGES - 2.2%
8,000	Dr. Pepper Snapple Group, Inc.	773,040

	BIOTECHNOLOGY - 4.6%
4,500	Amgen, Inc.	684,675
2,650	Biogen, Inc. *	640,823
11,000	Myriad Genetics, Inc. *	336,600
		1,662,098
	CHEMICALS - 2.7%
3,250	Albemarle Corp.	257,758
11,000	EI du Pont de Nemours & Co.	712,800
		970,558
	COMMERCIAL SERVICES - 4.3%
20,000	Cardtronics, Inc. *	796,200
14,000	Nielsen Holdings PLC	727,580
		1,523,780
	COMPUTERS - 1.9%
26,000	Genpact Ltd. *	697,840

	ENTERTAINMENT - 0.3%
10,500	Pinnacle Entertainment, Inc. *	116,340

	FOOD - 4.3%
16,800	Mondelez International, Inc.	764,568
15,500	Sysco Corp.	786,470
		1,551,038
	HEALTHCARE-PRODUCTS - 2.1%
5,000	Thermo Fisher Scientific, Inc.	738,800

	HEALTHCARE-SERVICES - 1.7%
8,000	Amsurg Corp. *	620,320

See Notes which are an integral part of the Fiancial Statements.

CATALYST INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	HOME FURNISHINGS - 2.1%
14,700	Leggett & Platt, Inc.	$751,317

	HOUSEHOLD PRODUCTS/WARES - 4.3%
10,000	Avery Dennison Corp.	747,500
7,800	Church & Dwight Co, Inc.	802,542
		1,550,042
	INSURANCE - 7.5%
10,500	Aflac, Inc.	757,680
6,900	Aon PLC	753,687
10,000	Loews Corp.	410,900
11,400	Marsh & McLennan Cos., Inc.	780,444
		2,702,711
	MEDIA - 2.0%
9,600	Time Warner, Inc.	705,984

	MISCELLANEOUS MANUFACTURING - 3.3%
4,300	3M Co.	753,016
13,300	General Electric Co.	418,684
		1,171,700
	PHARMACEUTICALS - 4.2%
9,100	Cardinal Health, Inc.	709,891
6,500	Johnson & Johnson	788,450
		1,498,341
	REITS - 1.1%
26,000	Chimera Investment Corp.	408,200

	RETAIL - 18.5%
27,000	American Eagle Outfitters, Inc.	430,110
950	AutoZone, Inc. *	754,148
8,900	Dollar General Corp.	836,600
6,000	Domino’s Pizza, Inc.	788,280
5,425	Home Depot, Inc.	692,718
5,700	McDonald’s Corp	685,938
2,750	O’Reilly Automotive, Inc. *	745,525
4,750	Papa John’s International, Inc.	323,000
9,000	Target Corp.	628,380
9,100	Yum! Brands, Inc.	754,572
		6,639,271
	SAVINGS & LOANS - 1.2%
30,000	Capitol Federal Financial, Inc.	418,500

	SEMICONDUCTORS - 2.1%
14,300	QUALCOMM, Inc.	766,051

	SOFTWARE - 7.6%
11,000	ACI Worldwide, Inc. *	214,610
14,000	Cerner Corp.	820,400
8,900	Citrix Systems, Inc. *	712,801
12,000	Ebix, Inc.	574,800
3,800	Fiserv, Inc. *	413,174
		2,735,785
	TELECOMMUNICATIONS - 2.2%
14,000	Verizon Communications, Inc.	781,760

	TOTAL COMMON STOCK (Cost - $32,456,860)	35,466,567

See Notes which are an integral part of the Fiancial Statements.

CATALYST INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 1.4%
516,460	Federated Treasury Obligations Fund, Institutional Class, 0.24% **	$516,460
	TOTAL SHORT-TERM INVESTMENTS (Cost - $516,460)	516,460

	TOTAL INVESTMENTS - 100.2% (Cost - $32,973,320) (a)	$35,983,027
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(64,724)
	NET ASSETS - 100.0%	$35,918,303

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $32,973,860 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,627,100
Unrealized depreciation:	(617,933)
Net unrealized appreciation:	$3,009,167

See Notes which are an integral part of the Fiancial Statements.

CATALYST VA FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2016

	Catalyst	Catalyst
	Divided Capture VA	Insider Buying VA
	Fund	Fund

ASSETS:
Investments in securities, at cost	$20,701,218	$32,973,320
Total Securities at Value	$23,149,737	$35,983,027
Receivable for Fund shares sold	—	25
Dividends and interest receivable	63,631	48,906
Prepaid expenses and other assets	2,105	2,447
Total Assets	23,215,473	36,034,405

LIABILITIES:
Management fees payable	6,024	9,315
Payable for Fund shares redeemed	43,789	39,915
Fees payable to affiliate	6,679	7,108
Accrued 12b-1 fees	14,057	14,457
Accrued expenses and other liabilities	30,785	45,307
Total Liabilities	101,334	116,102

Net Assets	$23,114,139	$35,918,303

NET ASSETS CONSIST OF:
Paid in capital	$20,884,822	$21,850,461
Undistributed net investment income	1,242,529	288,220
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,461,731)	10,770,226
Net unrealized appreciation (depreciation) on investments and foreign currency translation	2,448,519	3,009,396
Net Assets	$23,114,139	$35,918,303

Net Assets	$23,114,139	$35,918,303
Shares of beneficial interest outstanding (a)	1,741,261	2,043,198
Net asset value, redemption price and offering price per share	$13.27	$17.58

(a)	Unlimited number of shares of no par value beneficial interest authorized.

See Notes which are an integral part of the Fiancial Statements.

CATALYST VA FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2016

	Catalyst	Catalyst
	Divided Capture VA	Insider Buying VA
	Fund	Fund
Investment Income:
Dividend income	$466,521	$260,518
Interest income	271	1,677
Securities lending - net	155	28,121
Foreign tax withheld	(1,138)	—
Total Investment Income	465,809	290,316

Operating Expenses:
Investment management fees	84,100	132,379
12b-1 Fees:	28,033	44,126
Administration fees	19,365	26,901
MFund Services fees	10,769	14,498
Networking fees	28,033	44,126
Audit fees	6,157	6,894
Custody fees	2,006	2,251
Printing expense	4,035	10,729
Compliance officer fees	1,571	1,682
Trustees’ fees	3,188	3,183
Legal fees	14,261	19,600
Insurance expense	4,567	6,114
Interest expense	890	1,461
Miscellaneous expense	485	309
Total Operating Expenses	207,460	314,253
Less: Expenses waived by Advisor	(66,450)	(92,295)
Net Operating Expenses	141,010	221,958

Net Investment Income (Loss)	324,799	68,358

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(1,455,067)	578,695
Foreign currency transactions	(47)	118
Net realized gain (loss)	(1,455,114)	578,813

Net change in unrealized appreciation (depreciation) on:
investments and foreign currency translations	3,102,471	(274,664)
Net Realized and Unrealized Gain on Investments	1,647,357	304,149

Net Increase in Net Assets Resulting From Operations	$1,972,156	$372,507

See Notes which are an integral part of the Fiancial Statements.

CATALYST VA FUNDS
Statements of Changes in Net Assets

	Catalyst Dividend Capture VA Fund		Catalyst Insider Buying VA Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$324,799	$966,592	$68,358	$216,694
Long-term capital gain dividends from investment companies		—		38,281
Net realized gain (loss) on investments	(1,455,114)	1,356,689	578,813	10,569,194
Net change in unrealized appreciation (depreciation) on investments	3,102,471	(3,108,896)	(274,664)	(13,992,343)
Net increase (decrease) in net assets resulting from operations	1,972,156	(785,615)	372,507	(3,168,174)

Distributions to Shareholders from:
Net investment income	—	(1,122,139)	—	(242,057)
Net realized gains	—	—	—	(6,080,507)

Total distributions to shareholders	—	(1,122,139)	—	(6,322,564)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	562,654	611,791	738,293	3,069,986
Reinvestment of distributions	—	1,122,139	—	6,322,564
Cost of shares redeemed	(2,981,853)	(11,479,984)	(3,410,142)	(23,656,272)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,419,199)	(9,746,054)	(2,671,849)	(14,263,722)

Total (Decrease) in Net Assets	(447,043)	(11,653,808)	(2,299,342)	(23,754,460)

Net Assets:
Beginning of period	23,561,182	35,214,990	38,217,645	61,972,105
End of period*	$23,114,139	$23,561,182	$35,918,303	$38,217,645
* Includes undistributed net investment income at end of period:	$1,242,529	$917,730	$288,220	$219,862

Share Activity:
Shares Sold	46,914	48,040	43,460	152,090
Shares Reinvested	—	95,339	—	359,033
Shares Redeemed	(242,664)	(888,895)	(204,758)	(1,106,444)
Net (decrease) in shares of Beneficial interest	(195,750)	(745,516)	(161,298)	(595,321)

See Notes which are an integral part of the Fiancial Statements.

CATALYST VA FUNDS
Financial Highlights

For a Share Outstanding Throughout Each Period

Catalyst Dividend Capture VA Fund
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2016	2015	2014	2013	2012	2011
(Unaudited)

Net asset value, beginning of period	$12.16	$13.13	$12.55	$10.78	$10.06	$9.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(C)	0.44	(C)	0.39	(C)	0.43	0.45	0.44
Net realized and unrealized gain (loss) on investments	0.93	(0.86)	0.87	1.72	0.70	0.25
Total from investment operations	1.11	(0.42)	1.26	2.15	1.15	0.69

LESS DISTRIBUTIONS:
From net investment income	—	(0.55)	(0.68)	(0.38)	(0.43)	(0.38)
From net realized gains on investments	—	—	—	—	—	—
Total distributions	—	(0.55)	(0.68)	(0.38)	(0.43)	(0.38)

Net asset value, end of period	$13.27	$12.16	$13.13	$12.55	$10.78	$10.06

Total return (C)	9.13	% (D)	(3.06)%	10.16%	19.96%	11.47%	7.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$23,114	$23,561	$35,215	$41,109	$32,776	$31,826
Expenses, before waiver and reimbursement (B)	1.85	% (E)	1.12%	1.05%	0.98%	0.95%	0.97%
Expenses, net waiver and reimbursement	1.25	% (E)	0.99%	0.98%	0.98%	0.95%	0.97%
Ratios of net Investment income	2.90	% (E)	3.40%	3.00%	3.63%	3.85%	3.74%
Portfolio turnover rate	80	% (D)	94%	103%	118%	110%	142%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(B)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(C)	Calculated using average shares for the year.

(D)	Not annualized.

(E)	Annualized.

See Notes which are an integral part of the Fiancial Statements.

CATALYST VA FUNDS
Financial Highlights

For a Share Outstanding Throughout Each Period

	Catalyst Insider Buying VA Fund
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2016		2015	2014	2013	2012	2011
	(Unaudited)

Net asset value, beginning of period	$17.34		$22.13	$23.95	$18.21	$14.85	$14.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	(C)	0.12	0.07	0.08	0.09	(0.01)
Net realized and unrealized gain on investments	0.21		(1.66)	(0.52)	5.73	3.27	(0.13)
Total from investment operations	0.24		(1.54)	(0.45)	5.81	3.36	(0.14)

LESS DISTRIBUTIONS:
From net investment income	—		(0.12)	(0.12)	(0.07)	—	—	(D)
From net realized gains on investments	—		(3.13)	(1.25)	—	—	—
Total distributions	—		(3.25)	(1.37)	(0.07)	—	—	(D)

Net asset value, end of period	$17.58		$17.34	$22.13	$23.95	$18.21	$14.85

Total return (B)	1.38	% (F)	(7.17)%	(2.06)%	31.92%	22.63%	(0.91)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$35,918		$38,218	$61,972	$62,227	$45,402	$35,271
Expenses, before waiver and reimbursement	1.78	% (G)	1.10%	1.03%	0.94%	0.96%	0.99%
Expenses, net waiver and reimbursement	1.25	% (G)	1.02%	0.99%	0.94%	0.96%	0.99%
Ratios of net Investment income (loss)	0.39	% (G)	0.46%	0.24%	0.42%	0.55%	0.00	% (E)
Portfolio turnover rate	93	% (F)	68%	21%	26%	10%	14%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(B)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(C)	Calculated using average shares for the year.

(D)	Amount is less than $0.005.

(E)	Rounds to less than 0.005%.

(F)	Not annualized.

(G)	Annualized.

See Notes which are an integral part of the Fiancial Statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2016	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund & Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2016, the Trust operated 7 separate series, or mutual funds, each with its own investment objective and strategy. The Trust was renamed effective February 22, 2016, it was formerly the Huntington Funds. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

●	Catalyst Dividend Capture VA Fund (“Dividend Capture VA Fund”)

●	Catalyst Insider Buying VA Fund (“Insider Buying VA Fund”)

The prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), the Funds were sold during the year only to separate accounts for use with variable insurance contracts and policies.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and each follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016, for each Fund’s assets and liabilities measured at fair value:

Dividend Capture VA Fund*
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,220,369	$—	$—	$18,220,369
Preferred Stocks	4,442,940	—	—	4,442,940
Short-Term Investments	486,428	—	—	486,428
Total Assets	$23,149,737	$—	$—	$23,149,737

Insider Buying VA Fund*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,466,567	$—	$—	$35,466,567
Short-Term Investments	516,460	—	—	516,460
Total Assets	$35,983,027	$—	$—	$35,983,027

*	Refer to the Portfolio of Investments for Industry classifications.

For the six months ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 1 and Level 2 during the six months ended June 30, 2016. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts — Insider Buying VA Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. As of June 30, 2016, Insider Buying VA Fund did not have any forward foreign exchange contracts outstanding.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

E. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually by the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily attributable to losses deferred due to wash sales and straddles, capital loss carryfowards, non-taxable distributions from underlying investments and the tax treatment of passive foreign investment companies.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

F. Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

The tax character of distributions paid during the fiscal year ended December 31, 2015, was as follows:

	Distributions Paid From (a)
	Ordinary	Net Long-Term	Total Taxable
Fund	Income	Capital Gains	Distributions
Dividend Capture VA Fund	$1,122,139	$—	$1,122,139
Insider Buying VA Fund	675,424	5,647,140	6,322,564

(a)	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

As of December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
		Undistributed		Accumulated	Unrealized	Accumulated
	Undistributed	Long-Term	Accumulated	Capital and	Appreciation	Earnings
Fund	Ordinary Income	Capital Gains	Earnings	Other Losses	(Depreciation)	(Deficit)
Dividend Capture VA Fund	$979,538	$22,809	$1,002,347	$—	$(745,186)	$257,161
Insider Buying VA Fund	962,866	9,448,950	10,411,816	—	3,283,519	13,695,335

As of December 31, 2015, for federal income tax purposes and the treatment of distributions payable, the Funds had no capital loss carryforwards available to offset future gains.

During the fiscal year ended December 31, 2015, the following Funds utilized capital loss carryforwards:

Utilized
Fund	Amount
Dividend Capture VA Fund	$1,351,828
Insider Income VA Fund	359,930

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. For the six months ended June 30, 2016, the Advisor received a fee for its services, computed daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of each Fund.

The Advisor had agreed to contractually waive all or a portion of its investment advisory fee for the following funds (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit each Fund’s total annual fund expenses (after fee waivers, and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) (“Expense Cap”) for the fiscal six months ended June 30, 2016, to the following:

Fund	Expense Cap	Effective Date
Dividend Capture VA Fund	1.25%	April 30, 2017
Insider Buying VA Fund	1.25%	April 30, 2017

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2016, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Repayment Expires December 31,
Fund	2017	2018
Dividend Capture VA Fund	$25,787	$37,235
Insider Buying VA Fund	23,917	39,947

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) which allows each Fund to pay fees up to 0.25% of the Fund’s average daily net assets to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these Shares. Pursuant to the Funds’ 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

“Distributor”) and Manager for distribution related expenses. For the period January 1, 2016 to April 15, 2016 Unified Financial Securities, LLC, served as distributor of the Funds.

Shareholder Servicing Fees – The Trust has adopted a Shareholder Servicing Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays Administrator for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity. For the period January 1, 2016 to April 15, 2016 Ultimus Asset Services, LLC, served as Administrator to the Trust.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at June 30, 2016 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees Payable to Affiliate.”

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2016, were as follows:

Fund	Purchases	Sales
Dividend Capture VA Fund	$17,867,569	$19,564,968
Insider Buying VA Fund	32,481,447	31,257,606

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2016.

(5) FOREIGN INVESTMENT RISK

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(6) LINE OF CREDIT

The Trust participated in a short-term credit agreement (“Line of Credit”) with Huntington for the period January 1, 2016 through January 12, 2016 when the agreement was terminated. Under the terms of the agreement, the Funds could borrow up to $30 million at an interest rate of LIBOR plus 135 basis points. The purpose of the agreement was to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington received an annual facility fee of 0.125% on $30 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility for providing the Line of Credit. Each Fund in the Trust paid a pro-rata portion of this facility fee, and unused fee, plus any interest on amounts borrowed. For the period January 1, 2016 through January 12, 2016 the Funds did not utilize the Line of Credit.

(7) SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no other additional items requiring adjustment of the financial statements or additional disclosure.

CATALYST FUNDS
Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2016 to June 30, 2016.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 01/01/16	For the period	Value 06/30/16	the Period*
Dividend Capture VA Fund
Actual	$1,000.00	1.25%	$1,091.30	$6.50
Hypothetical	$1,000.00	1.25%	$1,018.65	$6.27
Insider Buying VA Fund
Actual	$1,000.00	1.25%	$1,013.80	$6.26
Hypothetical	$1,000.00	1.25%	$1,018.65	$6.27

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.)

The Huntington National Bank, is the Custodian of The Funds. Gemini Fund Services, LLC serves as the Administrator, Transfer Agent and Fund Accountant. Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/8/16

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	9/8/16